UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21052

Name of Fund: BlackRock California Municipal Bond Trust (BZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
California Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Trust (BZA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 118.9%
Corporate - 1.9%	Los Angeles Regional Airports Improvement Corp. California, RB,
	Facilities Sublease, LA International, Series B, AMT, 7.50%,
	12/01/24	$ 1,000	$ 928,030
County/City/Special	Live Oak Unified School District, GO, CAB, Election of 2004,
District/School District -	Series B (Syncora), 5.57%, 8/01/18 (a)(b)	905	307,329
30.7%	Live Oak Unified School District, GO, CAB, Election of 2004,
	Series B (Syncora), 5.58%, 8/01/18 (a)(b)	945	303,279
	Live Oak Unified School District, GO, CAB, Election of 2004,
	Series B (Syncora), 5.53%, 8/01/29 (a)	705	208,123
	Live Oak Unified School District, GO, CAB, Election of 2004,
	Series B (Syncora), 5.54%, 8/01/30 (a)	795	217,075
	Live Oak Unified School District, GO, CAB, Election of 2004,
	Series B (Syncora), 5.55%, 8/01/31 (a)	830	209,724
	Live Oak Unified School District, GO, CAB, Election of 2004,
	Series B (Syncora), 5.56%, 8/01/32 (a)	865	201,554
	Los Angeles Unified School District California, GO, Series D,
	5.30%, 1/01/34	500	505,595
	Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	750	788,167
	Pittsburg Redevelopment Agency, Tax Allocation Bonds,
	Refunding, Subordinate, Los Medanos Community Project,
	Series A, 6.50%, 9/01/28	1,000	1,085,260
	San Diego Regional Building Authority California, RB, County
	Operations Center & Annex, Series A, 5.38%, 2/01/36	2,000	2,035,340
	Santa Ana Unified School District, COP, CAB, Financing Project
	(FSA), 5.85%, 4/01/29 (a)	15,000	4,445,100
	Santa Ana Unified School District, GO (MBIA), 5.38%, 8/01/27	500	510,575
	Santa Cruz County Redevelopment Agency California, Tax
	Allocation Bonds, Live Oak/Soquel Community Improvement,
	Series A, 7.00%, 9/01/36	500	529,635
	Val Verde Unified School District California, GO, 2008 Election
	of 2008, Series A, 5.50%, 8/01/33	1,615	1,696,622
	Westminster Redevelopment Agency California, Tax Allocation
	Bonds, Subordinate, Commercial Redevelopment Project No. 1
	(AGC), 6.25%, 11/01/39	2,000	2,237,880
			15,281,258
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance
AMT	Alternative Minimum Tax (subject to)		(National Public Finance Guaranty
CAB	Capital Appreciation Bonds		Corp.)
COP	Certificates of Participation	M/F	Multi-Family
FSA	Financial Security Assurance Inc.	RB	Revenue Bonds

BlackRock California Municipal Bond Trust (BZA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Education - 22.2%	California Educational Facilities Authority, RB, Stanford
	University, Series Q, 5.25%, 12/01/32	$ 3,000	$ 3,109,620
	California Educational Facilities Authority, RB, University of
	San Diego, Series A, 5.25%, 10/01/30	2,250	2,262,780
	California Infrastructure & Economic Development Bank, RB,
	J. David Gladstone Institute Project, 5.25%, 10/01/34	2,750	2,579,500
	Peralta Community College District California, GO,
	Election of 2006, Series C, 5.50%, 8/01/29	2,890	3,099,843
			11,051,743
Health - 15.6%	ABAG Finance Authority for Nonprofit Corps., Refunding RB,
	Sharp Healthcare, 6.38%, 8/01/34	1,000	1,043,860
	California Health Facilities Financing Authority, Refunding RB,
	Catholic Healthcare West, Series A, 6.00%, 7/01/39	500	518,780
	California Statewide Communities Development Authority, RB,
	Kaiser Permanente, Series A, 5.50%, 11/01/32	5,000	4,961,150
	California Statewide Communities Development Authority,
	Refunding RB, Catholic Healthcare West, Series E, 5.50%,
	7/01/31	1,250	1,256,087
			7,779,877
Housing - 8.8%	M/F Housing Revenue Bond Pass-Through Certificates, RB,
	Series 3, Westgate Courtyards Apartments, AMT, 5.80%,
	11/01/34	2,240	2,266,096
	M/F Housing Revenue Bond Pass-Through Certificates, RB,
	Series 5, AMT, 5.95%, 11/01/34	2,090	2,104,923
			4,371,019
State - 15.6%	California State Public Works Board, RB, Department of
	Education, Riverside Campus Project, Series B, 6.50%,
	4/01/34	1,000	1,086,620
	California State Public Works Board, RB, Various Capital
	Projects, Sub-Series I-1, 6.38%, 11/01/34 (c)	500	501,970
	State of California, GO, Various Purpose, 6.50%, 4/01/33	3,875	4,157,565
	State of California, GO, Various Purpose, 6.00%, 11/01/39	2,000	2,028,680
			7,774,835
Transportation - 12.4%	County of Orange California, RB, Series B, 5.75%, 7/01/34	1,000	1,074,560
	Foothill Eastern Transportation Corridor Agency California,
	Refunding RB, 5.75%, 1/15/40	3,400	3,111,204
	San Francisco City & County Airports
	Commission, RB, Series E, 6.00%, 5/01/39	1,925	2,004,541
			6,190,305
Utilities - 11.7%	California Infrastructure & Economic Development Bank, RB,
	California Independent System Operator, Series A, 6.25%,
	2/01/39	1,000	1,054,330
	Los Angeles Department of Water & Power, RB, Power System,
	Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	3,000	3,013,020

BlackRock California Municipal Bond Trust (BZA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Orange County Sanitation District, COP, Series B (FSA), 5.00%,
	2/01/37	$ 1,700	$ 1,733,745
			5,801,095
	Total Municipal Bonds in California		59,178,162
Multi-State - 7.7%
Housing - 7.7%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (d)(e)	3,500	3,810,940
	Total Municipal Bonds in Multi-State		3,810,940
Puerto Rico - 2.1%
County/City/Special	Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A,
District/School District -	6.50%, 8/01/44	1,000	1,054,940
2.1%
	Total Municipal Bonds in Puerto Rico		1,054,940
	Total Municipal Bonds - 128.7%		64,044,042
	Municipal Bonds Transferred to
California - 27.7%	Tender Option Bond Trusts (f)
County/City/Special	Los Angeles Community College District California, GO,
District/School District -	Election of 2001, Series A (FSA), 5.00%, 8/01/32	2,000	2,009,980
18.7%	Los Angeles Community College District California, GO,
	Election of 2008, Series A, 6.00%, 8/01/33	2,878	3,180,863
	San Diego Community College District California, GO,
	Election of 2002, 5.25%, 8/01/33	1,002	1,031,151
	Santa Clara County Financing Authority, Refunding RB, Lease,
	Series L, 5.25%, 5/15/36	2,999	3,100,156
			9,322,150
Education - 3.8%	University of California, RB, Series O, 5.75%, 5/15/34	1,695	1,873,212
Utilities - 5.2%	Eastern Municipal Water District California, COP, Series H,
	5.00%, 7/01/33	2,549	2,559,372
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 27.7%		13,754,734
	Total Long-Term Investments
	(Cost - $76,744,449) - 156.4%		77,798,776
	Short-Term Securities	Shares
	CMA California Municipal Money Fund, 0.04% (g)(h)	1,649,666	1,649,666
	Total Short-Term Securities
	(Cost - $1,649,666) - 3.3%		1,649,666
	Total Investments (Cost - $78,394,115*) - 159.7%		79,448,442
	Other Assets Less Liabilities - 0.5%		273,899
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (15.1)%		(7,513,183)
	Preferred Shares, at Redemption Value - (45.1)%		(22,452,239)
	Net Assets Applicable to Common Shares - 100.0%	$ 49,756,919

BlackRock California Municipal Bond Trust (BZA)
Schedule of Investments November 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 70,852,548
Gross unrealized appreciation	$ 2,228,799
Gross unrealized depreciation	(1,141,382)
Net unrealized appreciation	$ 1,087,417

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) When-issued security.

Unrealized
Counterparty	Value	Appreciation
Wells Fargo Bank	$ 501,970	$ 1,970

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	$ (1,999,866)	$ 247

(h) Represents the current yield as of report date.
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BlackRock California Municipal Bond Trust (BZA)
Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 1,649,666
Level 2 - Long-Term Investments[1]	77,798,776
Level 3	-
Total	$ 79,448,442

1 See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Trust

Date: January 22, 2010